Fair Value Measurement - Schedule of Private Warrant Liability (Details) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Schedule of Private Warrant Liability [Abstract]
Beginning balance	¥ 12	¥ 56
Change in fair value	11	(45)
Foreign exchange impact	(1)	1
Ending balance	¥ 22	¥ 12